1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Schedule of Accounts Receivable
	Year ended June 30,
	2015	2014
Current	$4,291	$902,545
30-60 days	-	-
60-90 days	3,555	-
Over 90 days	105,248	148,479
Total	$113,093	$1,051,024

Estimated Useful Lives Used For Each Class of Depreciable Assets
Estimated Useful Lives
Manufacturing equipment	3 - 7 years
Office equipment	3 - 7 years
Building and improvements	7 - 40 years

Schedule Of Accrued Warranty Liability
	Year ended June 30,
	2015	2014
Beginning balance	$731,910	$479,873
Accruals for warranties during the period	167,901	741,412
Settlements during the period	(480,683)	(673,588)
Adjustments relating to preexisting warranties	(242,161)	184,213
Ending balance	$176,967	$731,910